SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIVES
Property and equipment are stated at cost and are depreciated on a straight-line basis over their estimated useful lives as follows:

Equipment	3 years
Computer equipment	2 years
Furniture and fixtures	3 years

Property and equipment are stated at cost and are depreciated on a straight-line basis over their estimated useful lives as follows:

Equipment	3 years
Computer equipment	2 years
Furniture and fixtures	3 years

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT
Property and equipment at September 30, 2013 and December 31, 2012, consisted of the following:

	September 30,	December 31,
	2013	2012
Equipment	$—	$—
Computer equipment	—	—
Furniture and fixtures	—	—
	—	—
Less accumulated depreciation	—	—
Property and equipment – net	$—	$—

	September 30,	September 30,
	2013	2012
Depreciation Expense:
Three months ended	$—	$1,452
Nine months ended	—	7,260
Inception to Date	33,014	33,014

Property and equipment at December 31, 2011 and 2012, consisted of the following:

	Year Ended December 31,
	2012	2011
Property and equipment
Equipment	$—	$34,851
Computer equipment	—	3,179
Furniture and fixtures	—	2,363
Total property and equipment	—	40,393
Less accumulated depreciation	—	22,004
Property and equipment - net	$—	$18,389